UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Global Health Care Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Biotechnology (18.7%)

Amgen, Inc.	119,335	$13,613,737

Amicus Therapeutics, Inc.(NON)(S)	407,042	997,253

Arqule, Inc.(NON)	302,204	734,356

BIND Therapeutics, Inc.(NON)	270,485	2,488,462

BioMarin Pharmaceutical, Inc.(NON)	177,800	12,513,564

Celgene Corp.(NON)	446,300	72,197,951

Celldex Therapeutics, Inc.(NON)	220,700	6,126,632

ChemoCentryx, Inc.(NON)(S)	180,888	935,191

Chimerix, Inc.(NON)	90,251	1,445,821

Codexis, Inc.(NON)	270,822	406,233

Conatus Pharmaceuticals, Inc.(NON)	171,528	1,094,349

FivePrime Therapeutics, Inc.(NON)	225,404	2,276,580

Gilead Sciences, Inc.(NON)	866,300	64,807,903

Grifols SA ADR (Spain)	382,200	13,122,837

Incyte Corp., Ltd.(NON)(S)	174,300	8,122,380

Intrexon Corp.(NON)	23,771	544,118

Medivation, Inc.(NON)	41,900	2,640,119

Merrimack Pharmaceuticals, Inc.(NON)(S)	271,334	1,069,056

OncoGenex Pharmaceutical, Inc.(NON)	45,200	388,268

Osiris Therapeutics, Inc.(NON)	128,200	2,254,397

Portola Pharmaceuticals, Inc.(NON)	180,369	4,509,225

PTC Therapeutics, Inc.(NON)	54,114	847,966

Puma Biotechnology, Inc.(NON)	82,536	4,109,467

Receptos, Inc.(NON)	225,556	5,219,366

TESARO, Inc.(NON)	119,699	4,668,261

Verastem, Inc.(NON)	355,447	3,760,629

Vertex Pharmaceuticals, Inc.(NON)	207,500	14,404,650

		245,298,771
Food and staples retail (2.1%)

CVS Caremark Corp.	416,600	27,895,536

		27,895,536
Health-care equipment and supplies (9.5%)

Abbott Laboratories	508,500	19,419,615

Baxter International, Inc.	294,000	20,124,300

CareFusion Corp.(NON)	77,900	3,104,315

Covidien PLC	300,400	20,505,304

Elekta AB Class B (Sweden)	288,608	4,316,507

Globus Medical, Inc. Class A(NON)	36,410	701,257

Intuitive Surgical, Inc.(NON)	8,700	3,279,030

Medtronic, Inc.	322,100	18,462,772

Olympus Corp. (Japan)(NON)	167,000	5,615,843

St. Jude Medical, Inc.	96,900	5,660,898

Stryker Corp.	116,400	8,662,488

Unilife Corp.(NON)(S)	557,524	2,480,982

Zimmer Holdings, Inc.	138,600	12,669,426

		125,002,737
Health-care providers and services (13.5%)

Aetna, Inc.	541,500	37,325,595

AmerisourceBergen Corp.	188,100	13,266,693

Cardinal Health, Inc.	113,860	7,355,356

Catamaran Corp.(NON)	202,400	9,235,512

CIGNA Corp.	228,700	19,999,815

Express Scripts Holding Co.(NON)	428,464	28,857,050

Fresenius Medical Care AG & Co., KGaA (Germany)	76,542	5,351,051

Fresenius Medical Care AG & Co., KGaA ADR (Germany)(S)	42,420	1,477,913

McKesson Corp.	40,324	6,689,348

Quest Diagnostics, Inc.	117,300	7,148,262

Sinopharm Group Co. (China)	310,800	924,075

UnitedHealth Group, Inc.	358,400	26,693,632

WellPoint, Inc.	135,400	12,575,952

		176,900,254
Life sciences tools and services (2.8%)

Agilent Technologies, Inc.	105,500	5,651,635

Morphosys AG (Germany)(NON)	8,476	649,179

PerkinElmer, Inc.	100,100	3,807,804

Quintiles Transnational Corp.(NON)	14,917	644,265

Sequenom, Inc.(NON)(S)	284,000	746,920

Thermo Fisher Scientific, Inc.	243,900	24,597,315

		36,097,118
Personal products (0.2%)

Synutra International, Inc.(NON)	350,824	3,143,383

		3,143,383
Pharmaceuticals (52.2%)

AbbVie, Inc.	957,800	46,405,410

Actavis PLC(NON)	354,552	57,816,795

Aerie Pharmaceuticals, Inc.(NON)	288,936	3,250,530

Allergan, Inc.	221,400	21,486,870

Aspen Pharmacare Holdings, Ltd. (South Africa)	169,563	4,362,313

Astellas Pharma, Inc. (Japan)	322,500	19,108,546

AstraZeneca PLC (United Kingdom)	821,375	47,081,173

Auxilium Pharmaceuticals, Inc.(NON)	1,354,000	27,635,140

Bayer AG (Germany)	193,827	25,856,590

Cempra, Inc.(NON)	271,257	3,507,353

Daiichi Sankyo Co., Ltd. (Japan)	261,000	4,789,692

Eli Lilly & Co.	902,300	45,313,506

GlaxoSmithKline PLC (United Kingdom)	1,808,772	47,793,748

Hi-Tech Pharmacal Co., Inc.	17,100	742,653

Hospira, Inc.(NON)	60,400	2,374,324

Jazz Pharmaceuticals PLC(NON)	24,900	2,911,308

Johnson & Johnson	711,200	67,322,192

Merck & Co., Inc.	819,000	40,810,770

Merck KGaA (Germany)	71,960	12,468,750

Mitsubishi Tanabe Pharma Corp. (Japan)	209,600	2,880,734

Novartis AG (Switzerland)	401,368	31,673,796

Pernix Therapeutics Holdings(NON)	117,145	324,492

Pfizer, Inc.	1,101,540	34,951,864

Richter Gedeon Nyrt (Hungary)	131,823	2,666,042

Roche Holding AG-Genusschein (Switzerland)	95,913	26,679,574

Sanofi (France)	612,519	64,694,211

Sanofi CVR (France)(NON)	1,134,262	680,557

Shire PLC (United Kingdom)	203,577	9,224,233

Sihuan Pharmaceutical Holdings Group, Ltd. (China)	1,928,000	1,512,050

Stada Arzneimittel AG (Germany)	52,461	2,705,113

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	293,665	11,969,786

Zoetis, Inc.	415,556	12,944,569

		683,944,684

Total common stocks (cost $837,069,565)		$1,298,282,483

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018	$2,134,000	$2,336,730

Total convertible bonds and notes (cost $2,134,000)		$2,336,730

SHORT-TERM INVESTMENTS (1.7%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	6,534,473	$6,534,473

Putnam Cash Collateral Pool, LLC 0.16%(d)	13,144,600	13,144,600

SSgA Prime Money Market Fund 0.01%(P)	1,550,000	1,550,000

U.S. Treasury Bills with an effective yield of 0.12%, November 13, 2014(SEGSF)	$970,000	968,898

U.S. Treasury Bills with an effective yield of 0.10%, August 21, 2014(SEGSF)	40,000	39,972

Total short-term investments (cost $22,237,920)		$22,237,943

TOTAL INVESTMENTS

Total investments (cost $861,441,485)(b)		$1,322,857,156

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $89,821,390) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/18/13	$32,605,148	$31,612,799	$992,349
Citibank, N.A.
	Danish Krone	Buy	12/18/13	15,192,053	14,742,068	449,985
Credit Suisse International
	Japanese Yen	Buy	2/19/14	14,953,836	15,572,496	(618,660)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/14	14,543,627	14,947,857	(404,230)
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	12/18/13	13,345,662	12,946,170	399,492

Total						$818,936

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,311,188,529.
(b)	The aggregate identified cost on a tax basis is $862,025,942, resulting in gross unrealized appreciation and depreciation of $502,352,616 and $41,521,402, respectively, or net unrealized appreciation of $460,831,214.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,296,505	$41,694,782	$36,456,814	$1,230	$6,534,473
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $12,833,425. Certain of these securities were sold prior to the close of the reporting period.
	The fund received cash collateral of $13,144,600, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,002,181 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.4%
	United Kingdom	8.0
	France	5.0
	Switzerland	4.5
	Germany	3.7
	Japan	2.5
	Spain	1.0
	Israel	0.9
	Other	1.0

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,022,890 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $729,209.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer staples	$31,038,919	$—	$—
Health care	981,721,284	285,522,280	—
Total common stocks	1,012,760,203	285,522,280	—
Convertible bonds and notes	$—	$2,336,730	$—
Short-term investments	8,084,473	14,153,470	—

Totals by level	$1,020,844,676	$302,012,480	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$818,936	$—

Totals by level	$—	$818,936	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,841,826	$1,022,890

Total	$1,841,826	$1,022,890

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$104,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014